Commitments - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended
	Apr. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Operating Leased Assets [Line Items]
Sale-leaseback transaction agreement period		2014-04-30	2013-10-30
Proceeds from sale leaseback	$ 1,500,000	$ 1,500,000	$ 2,500,000
Sale-leaseback transaction renewal period	36 months		36 months
Sale-leaseback transaction monthly payments	64,665		74,875
Sale-leaseback transaction additional renewal period	12 months		12 months
Sale-leaseback transaction lease term	At the end of the lease term, the lease shall automatically renew for twelve additional months at the current monthly rate unless the Company gives written notice 150 days prior to the end of the lease.		At the end of the lease term, the lease shall automatically renew for twelve additional months at the current monthly rate unless the Company gives written notice 150 days prior to the end of the lease.
Sale-leaseback transaction renewal term	Company shall have the opportunity to 1) repurchase the analyzers for a negotiated purchase price, not to exceed forty percent of their original cost; or 2) terminate the lease, return the property and enter into a new lease with new property that replaces the property of the old lease. Both the Company and the lessor shall have the right to reject any terms of option 1 or 2 and if rejected, the 12 month extension shall apply.		The Company shall have the opportunity to 1) repurchase the analyzers for a negotiated purchase price, not to exceed forty percent of their original cost; or 2) terminate the lease, return the property and enter into a new lease with new property that replaces the property of the old lease. Both the Company and the lessor shall have the right to reject any terms of option 1 or 2 and if rejected, the 12 month extension shall apply.
Period of future expense	12 months		12 months
Amounts charged to expense under operating leases			284,941	174,249
Number of molecular diagnostic analyzers	75
Current portion of capital lease obligations	500,000	959,403	506,506	32,543
Minimum
Operating Leased Assets [Line Items]
Capital lease agreements term			3 years
Maximum
Operating Leased Assets [Line Items]
Capital lease agreements term			5 years
Second Financial Advisory Agency Agreement
Operating Leased Assets [Line Items]
Financial advisory fees					15,000
Fee payment upon closure of initial public offering					$ 100,000
Percentage of total shares agreed to be allocated to the financial advisory company by conversion of warrants issued.					1.00%